Commitments and Contingencies - Narrative (Details) - USD ($) $ in Millions			1 Months Ended		12 Months Ended
	Jan. 22, 2018	Jan. 01, 2018	Feb. 28, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating Leased Assets [Line Items]
Operating leases, due 2018					$ 2,400
Operating leases, total due 2019 and 2020					4,100
Operating leases, total due 2021 and 2022					2,700
Operating leases total due thereafter					2,300
Rent expense under operating leases					2,900	$ 2,800	$ 2,800
Purchase obligation, due 2018					2,100
Purchase obligation, due 2019 and 2020					2,200
Purchase obligation, due 2021 and 2022					1,500
Purchase obligation total due thereafter					$ 1,000
Iowa Wireless
Operating Leased Assets [Line Items]
Unconsolidated subsidiary ownership percentage				54.00%
Purchase price of unconsolidated subsidiary				$ 25
Scenario, Forecast
Operating Leased Assets [Line Items]
Increase in minimum lease payments			$ 400
Subsequent Event | Iowa Wireless
Operating Leased Assets [Line Items]
Unconsolidated subsidiary ownership percentage		54.00%
Purchase price of unconsolidated subsidiary		$ 25
Subsequent Event | Layer3 TV
Operating Leased Assets [Line Items]
Purchase price of wholly-owned consolidated subsidiary	$ 325
Cell Sites | Minimum
Operating Leased Assets [Line Items]
Initial non-cancelable term					5 years
Cell Sites | Maximum
Operating Leased Assets [Line Items]
Initial non-cancelable term					10 years